Operating Leases (Detail) $ in Millions	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Minimum commitment to be incurred by Company, 2017	$ 26.8
Minimum commitment to be incurred by Company, 2018	8.3
Minimum commitment to be incurred by Company, 2019	8.3
Minimum commitment to be incurred by Company, 2020	8.3
Minimum commitment to be incurred by Company, 2021	1.4
Minimum scheduled future revenues to be received by Company	136.5
Minimum scheduled future revenues to be received by Company in current year	93.4
Minimum scheduled future revenues to be received by Company in second year	40.5
Minimum scheduled future revenues to be received by Company in third year	2.6
Carrying amount of vessels employed on operating leases	471.7	$ 442.5
Cost of the vessels	683.2	596.7
Accumulated depreciation of the vessels	$ 211.5	$ 154.2
Charters In [Member]
Operating Leased Assets [Line Items]
Number of vessels | vessel	7
Charters In [Member] | Commitments [Member]
Operating Leased Assets [Line Items]
Number of vessels | vessel	9
Charters In [Member] | Commitments [Member] | Ship-to-ship Support Vessel [Member]
Operating Leased Assets [Line Items]
Number of vessels | vessel	2
Charters Out [Member]
Operating Leased Assets [Line Items]
Number of vessels | vessel	1
Number of vessels | vessel	13
Charters Out [Member] | Time Charter Contract Expiration 2017 [Member]
Operating Leased Assets [Line Items]
Number of vessels | vessel	7
Charters Out [Member] | Time Charter Contract Expiration 2018 [Member]
Operating Leased Assets [Line Items]
Number of vessels | vessel	6
Charters Out [Member] | Time Charter Contract Expiration 2019 [Member]
Operating Leased Assets [Line Items]
Number of vessels | vessel	1